STOCKHOLDERS' EQUITY - Summary of Reclassifications Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	$ 738	$ 462	$ 5,917
Net income before tax	1,192	504	1,448
Tax expense (benefit)	414	(29)	387
Reclassification out of Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(1)	(41)	164
Reclassification out of Accumulated Other Comprehensive Loss | Cumulative translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	0	(9)	221
Reclassification out of Accumulated Other Comprehensive Loss | Pension and other post-employment benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(1)	(32)	(57)
Net income before tax	(2)	(35)	(71)
Tax expense (benefit)	$ 1	$ 3	$ 14